BORROWINGS - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest paid	$ 0	$ 0	$ 120	$ 121
Term Loan Agreement with Investor
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest paid	$ 0	$ 0